5. Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Notes Payable
	As of December 31, 2015
	Face Value of Note	Intrinsic Value of Fixed Conversion Element	Unamortized Discount	Net Balance
JMJ Financial: 12% Convertible note due August 24, 2017	$27,500	$20,833	$(17,804)	$30,529

Auctus Fund, LLC; 8% Convertible note due May 28, 2016	56,250	46,023	(27,766)	74,507

LG Capital Funding, LLC; 8% Convertible note due August 21, 2016	27,000	22,091	(15,594)	33,497

St George Investment, LLC; 8% Convertible note due September 9, 2016	32,000	26,182	(19,737)	38,445

Carebourn Capital, LP; 12% Convertible note due July 5, 2016	87,500	87,500	(65,846)	109,154

LG Capital Funding, LLC; 8% Convertible note due October 9, 2016	78,750	78,750	(65,427)	92,073

Total Convertible Notes	$309,000	$281,379	$(212,174)	$378,205